Document And Entity Information	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on December 22, 2021, Gaia, Inc., a Colorado corporation (the “Company” or “Gaia”), entered into, and completed its acquisition of Yoga International Inc., a Delaware corporation (“YI”) pursuant to the previously disclosed Agreement and Plan of Merger (“Merger Agreement”), with YI, YI Merger Sub I, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub I”), and YI Merger Sub II, LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). On the closing date, pursuant to the Merger Agreement, and upon the terms and conditions set forth therein, Merger Sub I merged with and into YI (the “First Merger”), with YI surviving the First Merger and continuing as a wholly owned subsidiary of the Company. Immediately following the First Merger, and as part of the same overall integrated transaction, YI merged with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Merger”), with Merger Sub II continuing as a wholly owned subsidiary of the Company. This Amendment No. 1 to the Current Report on Form 8-K filed by the Company on December 23, 2021 (the “Original Form 8-K”) amends the Original Form 8-K to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	GAIA, INC.
Entity Central Index Key	0001089872
Entity File Number	000-27517
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-1113527
Entity Address, Address Line One	833 West South Boulder Road
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027-2452
City Area Code	303
Local Phone Number	222-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GAIA
Security Exchange Name	NASDAQ